Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding Principal	$ 2,419,465	$ 2,175,000	$ 1,875,000
Unamortized Premium (Discount)	3,324	3,356	8,155
Unamortized Deferred Financing Costs	(41,469)	(40,244)	(48,087)
Net Carrying Amount	2,381,320	2,138,112	1,835,068
Series C Revolving Credit Facility Due 2017
Debt Instrument [Line Items]
Outstanding Principal		1,440	20,000
Unamortized Premium (Discount)		0	0
Unamortized Deferred Financing Costs		0	0
Net Carrying Amount		1,440	20,000
Series A, B Revolving Credit Facilities Due 2019
Debt Instrument [Line Items]
Outstanding Principal		18,560
Unamortized Premium (Discount)		0
Unamortized Deferred Financing Costs		0
Net Carrying Amount		18,560
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Outstanding Principal	719,465	925,000	925,000
Unamortized Premium (Discount)	0	0	0
Unamortized Deferred Financing Costs	(13,697)	(20,182)	(25,316)
Net Carrying Amount	705,768	904,818	899,684
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Outstanding Principal	930,000	930,000	930,000
Unamortized Premium (Discount)	6,478	7,060	8,155
Unamortized Deferred Financing Costs	(16,973)	(18,892)	(22,771)
Net Carrying Amount	919,505	918,168	$ 915,384
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal	270,000	300,000
Unamortized Premium (Discount)	(3,154)	(3,704)
Unamortized Deferred Financing Costs	(978)	(1,170)
Net Carrying Amount	265,868	$ 295,126
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal	500,000
Unamortized Premium (Discount)	0
Unamortized Deferred Financing Costs	(9,821)
Net Carrying Amount	$ 490,179